Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

July 28, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Deutsche Central Cash Management Government Fund (the “Fund”), a series of Investors Cash Trust (the “Trust”) (File No. 811-06103)

Dear Sir or Madam:

Pursuant to the Investment Company Act of 1940, as amended, and Rule 8b-16 thereunder, Amendment No. 84 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted through the EDGAR system.

Beneficial interests of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Shares of the Fund may only be purchased by “accredited investors,” as that term is defined in Rule 501(a) of Regulation D under the Securities Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Fund.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1705.

Very truly yours,

/s/ Anne Marie Duffy

Anne Marie Duffy

Vice President and Senior Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price